Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)			1 Months Ended		12 Months Ended
	Sep. 04, 2019	Feb. 06, 2019	May 31, 2020	Apr. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Delayed payment of certain payroll tax payments					$ 19,517
Interest rate					4.25%	6.00%
Purchase price for acquisition in shares		38,625
Increase in Authorized shares of Common stock							4,000,000,000
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001	$ 0.0001
Accrued Expense					$ 102,350	$ 82,350
Warranty expenses					82,494	87,374
Impairment losses					2,000,287
Goodwill impairment losses					800,287
Impairment of intangible assets					1,200,000
Estimated amortization expense related to intangible assets 2021					347,293
Estimated amortization expense related to intangible assets 2022					353,660
Estimated amortization expense related to intangible assets 2023					361,577
Estimated amortization expense related to intangible assets 2024					290,432
Estimated amortization expense related to intangible assets 2025					288,890
Amortization of product development costs					1,536	0
Research and development cost					90,654
Depreciation expense					$ 644,545	221,260
Number of Common shares exchange		38,625
Common shares reserved under terms of the convertible debt agreements and Stock Plan					3,063,998,537
Restricted common shares issued					16,305,023
Accrued payable					$ 124,437	209,316
Accounts receivable - unbilled					670,031	247,007
Inventory reserves					$ 67,635	20,000
Minimum [Member]
Useful life of intangible assets					2 years
Maximum [Member]
Useful life of intangible assets					5 years
Concepts and Solutions [Member]
Percentage of stock acquired under stock purchase agreement	100.00%
Purchase price for acquisition in shares	1,350,000
Purchase price for acquisition in notes payable to seller	$ 3,000,000
Manufacturer [Member]
Accrued payable					$ 124,437	209,316
Long-term vendor payable [Member]
Accrued payable					$ 0	$ 174,703
Paycheck Protection Program Loan [Member]
Unsecured loan				$ 311,000
Maturity date				Apr. 30, 2022
Interest rate				0.98%
U.S. Small Business Administration [Member]
Secured loan			$ 150,000
Maturity date			May 31, 2050
Interest rate			3.75%